Financial Instruments - Fair Value and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities, Including Levels in Fair Value Hierarchy

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities if the carrying amount is a reasonable approximation of fair value.

		As at December 31, 2016
		Carrying amount					Fair value
Financial assets or liabilities, measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total	Level 2
		BRL		BRL	BRL	BRL	BRL
Forward exchange contracts used for hedging	18	R$	(186)	—	—	(186)	R$	(186)

Total		R$	(186)	—	—	(186)	R$	(186)

		As at December 31, 2016
		Carrying amount
Financial assets or liabilities, not measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total
		BRL		BRL	BRL	BRL
Cash and cash equivalents	8		—	111,304	—	111,304
Restricted cash, current and non-current portion			—	43,200	—	43,200
Trade accounts receivables	9		—	213,994	—	213,994
Due from related parties	24		—	17	—	17
Judicial deposits	25		—	71,817	—	71,817
Other assets, current and non-current portion				22,126	—	22,126
Trade accounts payable	14		—	—	(335,430)	(335,430)
Reverse factoring	15				(27,867)	(27,867)
Long-term debt	17		—	—	(387,382)	(387,382)
Accrued expenses	16		—	—	(122,048)	(122,048)
Other current liabilities			—	—	(33,331)	(33,331)

Total		R$	—	462,458	(906,058)	(443,600)

As at December 31, 2017
		Carrying amount					Fair value		Fair value
Financial assets or liabilities, measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total	Level 2		Level 2
		BRL		BRL	BRL	BRL	BRL		USD
Forward exchange contracts used for hedging		R$	—	—	—	—	R$	—	US$	—

Total		R$	—	—	—	—	R$	—	US$	—

		As at December 31, 2017
		Carrying amount
Financial assets or liabilities, not measured at fair value	Note	Fair value		Loans and receivables	Other financial liabilities	Total	Total
		BRL		BRL	BRL	BRL	USD
Cash and cash equivalents	8	R$	—	395,962	—	395,962	US$	119,698
Restricted cash, current and non-current portion			—	34,445	—	34,445		10,413
Trade accounts receivables	9		—	113,168	—	113,168		34,210
Due from related parties	24		—	12	—	12		4
Judicial deposits	25		—	106,914	—	106,914		32,320
Other assets, current and non-current portion			—	22,246	—	22,246		6,725
Trade accounts payable	14		—	—	(365,835)	(365,835)		(110,591)
Reverse factoring	15		—	—	(148,928)	(148,928)		(45,021)
Long-term debt	17		—	—	(285,971)	(285,971)		(86,448)
Accrued expenses	16		—	—	(120,366)	(120,366)		(36,386)
Other liabilities, current and non-current portion			—	—	(31,044)	(31,044)		(9,384)

Total		R$	—	672,747	(952,144)	(279,397)	US$	(84,460)

Summary of Maximum Exposure to Credit Risk for Trade Accounts Receivable by Type of Counterparty

At December 31, 2016 and 2017, the maximum exposure to credit risk for trade accounts receivable by type of counterparty was as follows:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Credit card operations	R$	162,915	R$	87,983	US$	26,597
B2B customers		52,801		46,056		13,922

Total trade accounts receivable	R$	215,716	R$	134,039	US$	40,519
Allowance for doubtful accounts		(1,722)		(20,871)		(6,309)

Trade accounts receivable, net	R$	213,994	R$	113,168	US$	34,210

Summary of Aging of Trade Accounts Receivable

At December 31, 2016 and 2017, respectively, the aging of trade accounts receivable was as follows:

	As at December 31, 2016
	Gross amount		Allowance for doubtful accounts		Trade accounts receivable, net
	BRL		BRL		BRL
Not past due	R$	197,631	R$	—	R$	197,631
Past due 1-30 days		9,497		—		9,497
Past due 31-90 days		3,455		—		3,455
Past due 91-120 days		1,314		—		1,314
Past due 120-180 days		2,097		—		2,097
Past due over 180 days		1,722		(1,722)		—

Total	R$	215,716	R$	(1,722)	R$	213,994

	As at December 31, 2017
	Gross amount		Allowance for doubtful accounts		Trade accounts receivable, net		Trade accounts receivable, net
	BRL		BRL		BRL		USD
Not past due	R$	109,135	R$	(8,199)	R$	100,936	US$	30,513
Past due 1-30 days		5,449		(2,134)		3,315		1,002
Past due 31-90 days		5,304		(3,686)		1,618		489
Past due 91-120 days		3,551		(1,845)		1,706		516
Past due 120-180 days		4,278		(3,108)		1,170		354
Past due over 180 days		6,322		(1,899)		4,423		1,336

Total	R$	134,039	R$	(20,871)	R$	113,168	US$	34,210

Summary of Remaining Contractual Maturities of Financial Liabilities

The following are the remaining contractual maturities of financial liabilities as of December 31, 2017. The amounts are gross and undiscounted and include contractual interest payments. Estimated interest payments were calculated based on the interest rate indexes of the Company’s floating interest rate indebtedness, in effect as of December 31, 2017.

	As at December 31, 2017
	Carrying amount		Carrying amount		Contractuall cash flows
					Within 1 year		1 - 3 years		3 - 5 years		More than 5 years
	BRL		USD		BRL		BRL		BRL		BRL
Financial liabilities:
Long-term debt	R$	285,971	US$	86,448	R$	114,356	R$	175,141	R$	9,634	R$	10,558
Trade accounts payable		365,835		110,591		369,493		—		—		—
Reverse factoring		148,928		45,021		150,625		—		—		—
Taxes and contributions payable		19,875		6,008		19,875		—		—		—
Accrued expenses		120,366		36,386		120,366		—		—		—
Other current liabilities		31,017		9,376		31,017		—		—		—
Provision for labor, civil and tax risks		12,523		3,786		—		—		—		12,523
Other non-current liabilities		27		8		—		—		—		27

	R$	984,542	US$	297,624	R$	805,732	R$	175,141	R$	9,634	R$	23,108

Summary of Company's Unrestricted Cash and Cash Equivalents and Unused Portion of Credit Facility

The following are the Company’s unrestricted cash and cash equivalents and unused portion of the credit facility at December 31, 2016 and 2017:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Unrestricted cash and cash equivalents	R$	111,304	R$	395,962	US$	119,698
Undrawn credit facility		290		347		105

Available liquidity	R$	111,594	R$	396,309	US$	119,803

Summary of Quantitative Data About Company's Exposure to Currency Risk

The summary of quantitative data about the Company’s exposure to currency risk as reported to management of the Company is as follows:

December 31, 2017
USD
Trade accounts payable	7,920
Accrued expenses	879

Net statement of financial position exposure	8,799

Summary of Instantaneous Change in Company's Income or (Loss) Before Tax

The following table indicates the changes in the Company’s income or (loss) before tax that would arise if foreign exchange rates to which the Company has exposure at the reporting date had changed by 10% at that date, assuming all other risk variables remained constant.

	Profit or loss
At December 31, 2017	Strenghthening		Weakening
	BRL		BRL
Net exposure in USD	R$	2,911	(2,911)